STATEMENT OF INVESTMENTS
MidCap Stock Portfolio

March 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Automobiles & Components - 2.0%
Adient	12,640	[a]	114,645
Dana	29,770		232,504
Gentex	79,040		1,751,526
			2,098,675
Banks - 5.4%
Associated Banc-Corp	16,390		209,628
Cathay General Bancorp	51,435		1,180,433
First Financial Bankshares	10,550	[b]	283,162
Fulton Financial	64,090	[b]	736,394
MGIC Investment	98,910		628,078
Popular	27,550		964,250
Trustmark	25,600	[b]	596,480
United Bankshares	25,430	[b]	586,924
Western Alliance Bancorp	11,670		357,219
			5,542,568
Capital Goods - 11.5%
Acuity Brands	11,350		972,241
Allison Transmission Holdings	21,520		701,767
Carlisle	13,880		1,738,886
Curtiss-Wright	15,260		1,410,177
EMCOR Group	23,200		1,422,624
GATX	12,650	[b]	791,384
Hubbell	1,110		127,361
ITT	13,150		596,484
MasTec	26,120	[a,b]	854,908
Oshkosh	15,040		967,523
Teledyne Technologies	2,390	[a]	710,475
The Timken Company	29,010		938,183
Valmont Industries	5,440		576,531
			11,808,544
Commercial & Professional Services - 2.0%
Herman Miller	9,500		210,900
HNI	21,620		544,608
Manpowergroup	20,430	[a]	1,082,586
Tetra Tech	2,470		174,431
			2,012,525
Consumer Durables & Apparel - 4.2%
Carter's	3,480	[b]	228,740
Deckers Outdoor	10,050	[a]	1,346,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Consumer Durables & Apparel - 4.2% (continued)
Helen of Troy	700	[a]	100,821
Polaris	9,720		468,018
PulteGroup	4,590		102,449
Ralph Lauren	2,530		169,080
Tempur Sealy International	16,180	[a]	707,228
TRI Pointe Group	74,490	[a,b]	653,277
Whirlpool	6,880	[b]	590,304
			4,366,617
Consumer Services - 2.4%
Adtalem Global Education	6,530	[a]	174,939
Boyd Gaming	24,360		351,271
Churchill Downs	6,700	[a]	689,765
Hilton Grand Vacations	8,310		131,049
Jack in the Box	16,770	[b]	587,788
Marriott Vacations Worldwide	1,720		95,598
Norwegian Cruise Line Holdings	14,770	[a]	161,879
Wyndham Destinations	15,110		327,887
			2,520,176
Diversified Financials - 3.7%
Evercore, Cl. A	9,910		456,455
Federated Hermes	43,670		831,913
Jefferies Financial Group	21,110		288,574
Navient	27,150		205,797
OneMain Holdings	12,840		245,501
SEI Investments	26,390	[a]	1,222,913
Stifel Financial	2,420		99,898
Synchrony Financial	26,840		431,856
			3,782,907
Energy - 2.4%
Apergy	8,570	[a]	49,278
CNX Resources	21,860	[a]	116,295
Core Laboratories	7,990		82,617
Devon Energy	24,920		172,197
Equitrans Midstream	15,940	[b]	80,178
Matador Resources	12,380	[a,b]	30,702
Patterson-UTI Energy	118,420	[b]	278,287
The Williams Companies	46,810		662,361
World Fuel Services	34,580		870,724
WPX Energy	46,800	[a]	142,740
			2,485,379
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings	26,840	[a,b]	683,615
Casey's General Stores	3,080	[b]	408,069
			1,091,684

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Food, Beverage & Tobacco - 1.2%
Campbell Soup	4,030		186,025
Flowers Foods	31,820		652,946
Tootsie Roll Industries	11,061	[b]	397,754
			1,236,725
Health Care Equipment & Services - 8.4%
AmerisourceBergen	8,240		729,240
Chemed	1,990		862,068
DaVita	4,530	[a]	344,552
Haemonetics	9,920	[a]	988,627
Hill-Rom Holdings	16,430		1,652,858
IDEXX Laboratories	1,460	[a]	353,670
Masimo	4,820	[a]	853,718
McKesson	2,340		316,508
STERIS	8,700		1,217,739
Tenet Healthcare	3,490	[a]	50,256
Veeva Systems, Cl. A	6,620	[a]	1,035,169
West Pharmaceutical Services	1,530		232,943
			8,637,348
Household & Personal Products - .6%
Edgewell Personal Care	11,540	[a]	277,883
Nu Skin Enterprises, Cl. A	15,860		346,541
			624,424
Insurance - 3.6%
First American Financial	3,960		167,944
Globe Life	8,150		586,556
Kemper	11,780		876,079
Primerica	15,615		1,381,615
Unum Group	45,460		682,355
			3,694,549
Materials - 4.8%
Eagle Materials	7,280		425,298
Graphic Packaging Holding	12,020		146,644
PolyOne	21,830		414,115
Reliance Steel & Aluminum	18,560		1,625,670
Sensient Technologies	18,640		811,026
Valvoline	73,350		960,151
Worthington Industries	19,490		511,613
			4,894,517
Media & Entertainment - 2.7%
AMC Networks, Cl. A	34,820	[a,b]	846,474
TEGNA	39,060	[b]	424,192
The Interpublic Group of Companies	6,650		107,664
The New York Times Company, Cl. A	34,550	[b]	1,061,030
TripAdvisor	14,450	[a]	251,286

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Media & Entertainment - 2.7% (continued)
Yelp	2,440	[a]	43,993
			2,734,639
Pharmaceuticals Biotechnology & Life Sciences - 5.7%
Agilent Technologies	1,150		82,363
Arrowhead Pharmaceuticals	5,740	[a,b]	165,140
Bio-Rad Laboratories, Cl. A	5,500	[a]	1,928,080
Charles River Laboratories International	6,700	[a]	845,607
Exelixis	11,370	[a]	195,791
Incyte	12,940	[a]	947,596
Jazz Pharmaceuticals	6,130	[a]	611,406
Mettler-Toledo International	670	[a]	462,642
PRA Health Sciences	2,530	[a]	210,091
Prestige Consumer Healthcare	6,570	[a]	240,988
Syneos Health	3,110	[a]	122,596
			5,812,300
Real Estate - 11.0%
Apartment Investment & Management, Cl. A	2,890	[c]	101,584
Apple Hospitality REIT	60,010	[c]	550,292
Brandywine Realty Trust	105,520	[c]	1,110,070
Camden Property Trust	10,690	[c]	847,076
CoreCivic	18,300	[c]	204,411
Corporate Office Properties Trust	44,650	[c]	988,105
CubeSmart	3,530	[c]	94,569
EastGroup Properties	2,510	[c]	262,245
First Industrial Realty Trust	54,110	[c]	1,798,075
Highwoods Properties	21,230	[c]	751,967
Lamar Advertising, Cl. A	26,685	[c]	1,368,407
Life Storage	4,940	[c]	467,077
PS Business Parks	10,230	[c]	1,386,370
Service Properties Trust	8,385	[c]	45,279
The GEO Group	35,770	[c]	434,963
Weingarten Realty Investors	62,750	[c]	905,482
			11,315,972
Retailing - 2.2%
Aaron's	5,290		120,506
AutoNation	14,560	[a]	408,554
Etsy	2,590	[a]	99,560
Foot Locker	8,530	[b]	188,087
Murphy USA	11,390	[a]	960,860
RH	1,830	[a,b]	183,860
Sally Beauty Holdings	10,400	[a]	84,032
Williams-Sonoma	4,290	[b]	182,411
			2,227,870

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Semiconductors & Semiconductor Equipment - 4.4%
Cirrus Logic	21,750	[a]	1,427,452
Lam Research	1,160		278,400
Qorvo	1,350	[a]	108,851
Semtech	3,090	[a]	115,875
Silicon Laboratories	6,110	[a]	521,855
SolarEdge Technologies	1,810	[a,b]	148,203
Synaptics	7,810	[a,b]	451,965
Teradyne	21,330		1,155,446
Universal Display	2,220		292,552
			4,500,599
Software & Services - 8.5%
CACI International, Cl. A	9,220	[a]	1,946,803
Fair Isaac	3,750	[a]	1,153,837
FleetCor Technologies	240	[a]	44,770
Fortinet	910	[a]	92,065
j2 Global	20,450	[a,b]	1,530,682
KBR	19,900		411,532
Leidos Holdings	3,030		277,700
Manhattan Associates	21,990	[a]	1,095,542
MAXIMUS	21,170		1,232,094
Perspecta	3,210		58,550
WEX	8,400	[a]	878,220
			8,721,795
Technology Hardware & Equipment - 6.1%
Ciena	36,680	[a]	1,460,231
Hewlett Packard Enterprise	21,610		209,833
Jabil	11,550		283,899
Lumentum Holdings	6,090	[a]	448,833
NETSCOUT Systems	8,030	[a,b]	190,070
SYNNEX	3,150		230,265
Tech Data	13,870	[a]	1,814,889
Xerox Holdings	41,130		779,002
Zebra Technologies, Cl. A	4,470	[a]	820,692
			6,237,714
Transportation - .3%
Alaska Air Group	4,040		115,019
Old Dominion Freight Line	1,635		214,610
			329,629
Utilities - 5.0%
Hawaiian Electric Industries	7,090	[b]	305,225
IDACORP	16,220		1,423,954
MDU Resources Group	62,120		1,335,580
NorthWestern	4,240		253,679
NRG Energy	8,140		221,896

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.2% (continued)
Utilities - 5.0% (continued)
OGE Energy		53,050		1,630,226
				5,170,560
Total Common Stocks (cost $127,219,106)				101,847,716
	1-Day Yield (%)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $811,640)	0.40	811,640	[d]	811,640

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $431,802)	0.40	431,802	[d]	431,802
Total Investments (cost $128,462,548)		100.4%		103,091,158
Liabilities, Less Cash and Receivables		(.4%)		(439,150)
Net Assets		100.0%		102,652,008

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2020, the value of the fund’s securities on loan was $11,240,139 and the value of the collateral was $11,535,934, consisting of cash collateral of $431,802 and U.S. Government & Agency securities valued at $11,104,132.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
MidCap Stock Portfolio

March 31, 2020 (Unaudited)

The following is a summary of the inputs used as of March 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities—Common Stocks	101,847,716	-	-	101,847,716
Investment Companies	1,243,442	-	-	1,243,442

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2020, accumulated net unrealized depreciation on investments was $25,371,390, consisting of $7,183,773 gross unrealized appreciation and $32,555,163 gross unrealized depreciation.

At March 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.